Share based compensation- Share-based Payment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-based payment charge	$ 0.7	$ 3.9	$ 3.7